Bank Loans and Restricted Time Deposits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Total amount of bank loans		$ 344.5
Interest income from restricted time deposits securing loans	$ 0.5	12.8
Interest expense on bank loans	$ 0.6	$ 7.1